Unit-Based Compensation Plans (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted average grant-date fair value per unit award granted	$ 60.85	$ 50.54	$ 43.93
Total fair value of awards vested	$ 26	$ 29	$ 29
Unvested unit awards outstanding	3,600,000	3,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	5,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 53.83	$ 49.65
Employee [Member]
Share based compensation, vesting term	5 years
Director [Member]
Share based compensation, vesting term	5 years
ETP Unit-Based Compensation Plans [Member]
Awards remaining unvested compensation expense	$ 128
Awards remaining unvested weighted average period, in years	2 years
ETP Cash Restricted Units [Member]
Unvested unit awards outstanding	400,000
Awards remaining unvested compensation expense	$ 24
Awards remaining unvested weighted average period, in years	1 year 9 months 15 days
Sunoco Logistics Unit-Based Compensation Plans [Member]
Unvested unit awards outstanding	1,500,000
Awards remaining unvested compensation expense	$ 33
Awards remaining unvested weighted average period, in years	2 years 11 months
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	700,000
Regency Common Unit Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	107,650
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 22.68
Regency Phantom Units [Member]
Unvested unit awards outstanding	2,167,719
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 24.31
Regency Cash Restricted Units [Member]
Unvested unit awards outstanding	379,328